Dividends - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2017	May 24, 2019	Mar. 31, 2018
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid	£ 2,500	£ 2,350
BT Group Investments Limited [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid	2,500	£ 2,350
Final dividend declared				£ 2,500
BT Group Investments Limited [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Final dividend declared	£ 1,575		£ 1,575